Changes in Convertible Preferred Shares and Shareholders' Equity (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock [Member]
Issuance costs			$ 252	$ 603	$ 2,060
Prefunded Warrant [Member]
Issuance costs			$ 39
Warrants exercised	1,902,742	1,902,742
Warrants issued	1,902,742	1,902,742